CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Series A non-redeemable preferred shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥)	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	Total CNY (¥)	Noncontrolling interests CNY (¥)
Beginning balance at Sep. 30, 2018	¥ (1,423,177)		¥ 35,777	¥ 27			¥ 1,713	¥ (1,478,466)	¥ (1,440,949)	¥ 17,772
Beginning balance, shares at Sep. 30, 2018 | shares			255,549,510	430,450,490
Acquisition of noncontrolling interests	(8,000)									(8,000)
Share-based compensation	8,173					¥ 8,173			8,173
Deemed dividend accretion	(307,389)					(8,173)		(299,216)	(307,389)
Net loss	(498,337)							(498,242)	(498,242)	(95)
Foreign currency translation adjustments	(7,621)						(7,621)		(7,621)
Ending balance at Sep. 30, 2019	(2,236,351)		¥ 35,777	¥ 27			(5,908)	(2,275,924)	(2,246,028)	9,677
Ending balance, shares at Sep. 30, 2019 | shares			255,549,510	430,450,490
Issuance of ordinary shares in connection with initial public offering (“IPO”), net off issuance of cost of RMB 29,289	289,027			¥ 6		289,021			289,027
Issuance of ordinary shares in connection with initial public offering (“IPO”), net off issuance of cost of RMB 29,289, shares | shares				93,150,000
Conversion of Series Anon-redeemable preferred shares into ordinary shares			¥ (35,777)	¥ 17		35,760
Conversion of Series Anon-redeemable preferred shares into ordinary shares, shares | shares			(255,549,510)	255,549,510
Conversion of mezzanine equity into ordinary shares	1,425,478			¥ 42		1,425,436			1,425,478
Conversion of mezzanine equity into ordinary shares, shares | shares				656,860,850
Repurchase of American Depositary Shares(“ADS”) from certain investors into treasury shares	(298,110)				¥ (298,110)				(298,110)
ADS to be issued in exchange for acquisition of certain assets from two third parties	312,273					312,273			312,273
Share-based compensation	16,045					16,045			16,045
Warrants issued in connection with convertible notes	6,564					6,564			6,564
Net loss	(1,533,641)							(1,533,592)	(1,533,592)	(49)
Foreign currency translation adjustments	24,265						24,265		24,265
Ending balance at Sep. 30, 2020	(1,994,450)			¥ 92	(298,110)	2,085,099	18,357	(3,809,516)	(2,004,078)	9,628
Ending balance, shares at Sep. 30, 2020 | shares				1,436,010,850
Issuance of ordinary shares to settle payable for asset acquisition	3			¥ 11		(8)			3
Issuance of ordinary shares to settle payable for asset acquisition, shares | shares				186,375,850
Reissuance of treasury shares to as debt extinguishment cost	41,964				298,110	(256,146)			41,964
Reissuance of treasury shares to as debt extinguishment cost, shares | shares				77,100,000
Exercise of share-based compensation				¥ 2		(2)
Exercise of share-based compensation, shares | shares				25,000,000
Issuance and repurchase of ordinary shares				¥ 5	(5)
Share-based compensation	15,806					15,806			15,806
Warrants issued in connection with convertible notes	546					546			546
Net loss	(569,202)	$ (88,339)						(569,174)	(569,174)	(28)
Foreign currency translation adjustments	20,427	3,170					20,427		20,427
Ending balance at Sep. 30, 2021	¥ (2,484,906)	$ (385,653)		¥ 110	¥ (5)	¥ 1,845,295	¥ 38,784	¥ (4,378,690)	¥ (2,494,506)	¥ 9,600
Ending balance, shares at Sep. 30, 2021 | shares				1,724,486,700